Share-based payments - Additional Informtaion (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 22, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted	$ 3,700	$ 900	$ 2,600
Share based payments, compensation expense	4,021,000	$ 10,494,000	10,655,000
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements of options granted		Stock options will be vested as follows: (i) 33% the first year; (ii) 33% the second year; and (iii) 34% the third year with respect to the date on which the stock options are provided to the participants.
Description of maximum term of options granted		Stock Options are exercisable up to 5 or 10 years from the date they are granted.
Share based payments, compensation expense	1,238,000	$ 4,251,000	3,529,000
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements of options granted		Restricted Stock is vested as follows (i) 33% the first year, (ii) 33% the second year and (iii) 34% the third year with respect to the date to which the Restricted Stock are granted to the participants.
Share based payments, compensation expense	$ 2,783,000	$ 6,243,000	$ 7,126,000
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved fo issuance				8,750,000
Share based payments, date of grant			April 4, 2018